RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Details) $ / shares in Units, ¥ in Millions	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Assets
Cash	$ 4,796,299		$ 4,976,527	$ 4,995,843
Current Assets	8,009,414		10,288,550
Total Assets	8,368,970	¥ 50	10,752,765
Liabilities and Equity
Current liabilities	1,350,162		1,475,718
Total Liabilities	1,411,554		1,637,277
Ordinary shares	11,675		11,675
Additional paid in capital	6,845,394		6,845,394
Retained earnings (deficit)	(282,791)		2,142,657
Accumulated other comprehensive loss	62,903		(37,558)
Total MDJM Ltd stockholders' equity	6,964,321		9,289,308
Total Liabilities and Equity	$ 8,368,970		$ 10,752,765
Ordinary shares, shares authorized | shares	50,000,000	50,000,000	50,000,000
Common stock par value, per share | $ / shares	$ 0.001		$ 0.001
Common stock, shares issued | shares	11,675,216	11,675,216	11,675,216
Ordinary shares, shares outstanding | shares	11,675,216	11,675,216	11,675,216
MDJM
Assets
Cash	$ 1,743,412		$ 4,976,511	$ 4,995,834	$ 5,626,079
Prepaid expense	3,881		2,258
Current Assets	1,747,293		4,978,769
Due from subsidiaries - outside of PRC	3,171,035
Investment is subsidiaries - in PRC	2,932,508		5,140,775
Total Assets	7,850,836		10,119,544
Liabilities and Equity
Due to subsidiaries	886,515		830,236
Total Liabilities	886,515		830,236
Ordinary shares	11,675		11,675
Additional paid in capital	6,845,394		6,845,394
Statutory reserve	327,140		327,140
Retained earnings (deficit)	(282,791)		2,142,657
Accumulated other comprehensive loss	62,903		(37,558)
Total MDJM Ltd stockholders' equity	6,964,321		9,289,308
Total Liabilities and Equity	$ 7,850,836		$ 10,119,544